UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.
Date of Report (Date of earliest event reported):  ___________
Commission File Number of securitizer:  ___________
Central Index Key Number of securitizer:  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☐
☒   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).
Central Index Key Number of depositor:  Not applicable
First Investors Auto Owner Trust 2017-2
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ___________
Central Index Key Number of underwriter (if applicable):  ___________
Scott A. Fath - (770) 956-3925
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT
PART I:  REPRESENTATION AND WARRANTY INFORMATION
N/A
PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is a Report of Independent Certified Public Accountants, dated June 30, 2017, of Grant Thornton LLP, which report sets forth the findings and conclusions, as applicable, of Grant Thornton LLP with respect to certain agreed-upon procedures performed by Grant Thornton LLP.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: June 30, 2017	First Investors Financial Services Group, Inc. (Securitizer) By: /s/ Scott A. Fath Name: Scott A. Fath Title: Senior Vice President - Director of Finance

EXHIBIT INDEX
Exhibit Number	Description

Exhibit 99.1	Report of Independent Certified Public Accountants, dated June 30, 2017, of Grant Thornton LLP.